Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42416
Entity Registrant Name	Elong Power Holding Limited
Entity Central Index Key	0002015691
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3 Yan Jing Li Zhong Jie
Entity Address, Address Line Two	Jiatai International Plaza
Entity Address, Address Line Three	Block B, Room 2110
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100025
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0128 per share
Trading Symbol	ELPW
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6907
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Elong Power Holding Limited and its subsidiaries (the “Company”) as of December 31, 2025 and 2024,the related consolidated statements of operations and comprehensive loss, changes in shareholders’ deficit, and cash flows for each of the years ended December 31, 2025, 2024 and 2023 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024,and the results of its operations and its cash flows for each of the years ended December 31, 2025, 2024 and 2023, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Auditor Name	Enrome LLP
Auditor Location	Singapore
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	34,604
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	4,515
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3 Yan Jing Li Zhong Jie
Entity Address, Address Line Two	Jiatai International Plaza
Entity Address, Address Line Three	Block B, Room 2110
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100025
City Area Code	(86)
Local Phone Number	13470017223
Contact Personnel Name	Xiaodan Liu